FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

Note 3-FAIR VALUE MEASUREMENT

The Company measures its derivative financial instruments at fair value on a recurring basis. Except for that, the Company did not have significant financial instruments that were measured at fair value on a recurring basis or non-recurring basis as of December 31, 2012 and 2013.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2012 and 2013:

	Fair Value Measurements at December 31, 2013
	Total		Quoted Prices in Active Market for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Derivative financial instruments(1)	8,565	1,415	8,565	1,415	-	-	-	-
Total	8,565	1,415	8,565	1,415	-	-	-	-

(1)	Forward foreign currency contracts are included in prepaid expenses and other current assets on the Company's consolidated balance sheet.

The Company entered into forward foreign currency contracts with China Everbright Bank. The forward foreign currency contracts are measured using forward foreign exchange rates in the open market. The Company classified such financial instruments with Level 1 of the fair value hierarchy because they were valued based on the quoted market price in an active market. The notional amounts of the forward foreign currency contracts were US$54,000 and the settlement date will be on June 30, 2014.